                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                        PROSPECTUS DATED APRIL 30, 2012
            (INVESTORS CHOICE, CAPITAL STRATEGIST, IMPRINT, STRIVE)

This Supplement revises information contained in the prospectus dated April 30, 2012 for the Investors Choice, Capital Strategist, Imprint and Strive Variable Annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


 Mortality and Expense Charge              1.25%
 Administration Charge                     0.15%
                                           ----

 Total Separate Account Annual Expenses*   1.40%

     *

     Total Separate Account Annual Expenses are currently 1.15% for Strive Contracts.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.26%     0.94%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUND                                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 MFS(R) Research International Portfolio      0.69%          --          0.05%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUND                                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 MFS(R) Research International Portfolio       --        0.74%         0.10%         0.64%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUND                                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth                0.65%          --          0.04%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%          --          0.08%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock          0.79%          --          0.06%
  Portfolio

 BlackRock Ultra-Short Term Bond              0.35%          --          0.04%
  Portfolio

 Jennison Growth Portfolio                    0.60%          --          0.02%

 MetLife Russell 2000(R) Index Portfolio      0.25%          --          0.06%

 MetLife Stock Index Portfolio                0.25%          --          0.02%

 MFS(R) Total Return Portfolio                0.56%          --          0.05%

 T. Rowe Price Small Cap Growth               0.47%          --          0.03%
  Portfolio

 Western Asset Management Strategic           0.56%          --          0.04%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                      0.54%          --          0.08%

 Equity-Income Portfolio                      0.44%          --          0.09%

 Government Money Market Portfolio            0.18%          --          0.08%

 Growth Portfolio                             0.54%          --          0.10%

 Overseas Portfolio                           0.67%          --          0.13%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUND                                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth                 --        0.69%         0.02%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.56%         0.03%         0.53%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%         0.03%         0.56%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock           --        0.85%         0.12%         0.73%
  Portfolio

 BlackRock Ultra-Short Term Bond               --        0.39%         0.03%         0.36%
  Portfolio

 Jennison Growth Portfolio                     --        0.62%         0.08%         0.54%

 MetLife Russell 2000(R) Index Portfolio     0.01%       0.32%           --          0.32%

 MetLife Stock Index Portfolio                 --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio                 --        0.61%           --          0.61%

 T. Rowe Price Small Cap Growth                --        0.50%           --          0.50%
  Portfolio

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                       --        0.62%           --          0.62%

 Equity-Income Portfolio                     0.03%       0.56%           --          0.56%

 Government Money Market Portfolio             --        0.26%           --          0.26%

 Growth Portfolio                              --        0.64%           --          0.64%

 Overseas Portfolio                            --        0.80%           --          0.80%


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.



DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


THE FUNDS

The following Funds are available under the Contract. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                    FUND                                  INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund     Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio                                  consistent with preservation of capital.
 Jennison Growth Portfolio                  Seeks long-term growth of capital.
 MetLife Russell 2000(R) Index Portfolio    Seeks to track the performance of the Russell
                                            2000(R) Index.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund     Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio               Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: BlackRock Advisors, LLC
 Jennison Growth Portfolio                  Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MetLife Russell 2000(R) Index Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.

                FUND                               INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------------- ---------------------------------------
 Equity-Income Portfolio             Seeks reasonable income. The fund will also     Fidelity Management & Research Company
                                     consider the potential for capital              Subadviser: FMR Co., Inc.
                                     appreciation. The fund's goal is to achieve a
                                     yield which exceeds the composite yield on
                                     the securities comprising the S&P 500(R)
                                     Index.
 Government Money Market Portfolio   Seeks as high a level of current income as is   Fidelity Management & Research Company
                                     consistent with preservation of capital and     Subadviser: Fidelity Investments Money
                                     liquidity.                                      Management, Inc.
 Growth Portfolio                    Seeks to achieve capital appreciation.          Fidelity Management & Research Company
                                                                                     Subadviser: FMR Co., Inc.
 Overseas Portfolio                  Seeks long-term growth of capital.              Fidelity Management & Research Company
                                                                                     Subadvisers: FMR Co., Inc.; FMR
                                                                                     Investment Management (UK) Limited

DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


ADDITIONAL INFORMATION


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Series of the Separate Account and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Separate Account invests, and it is possible the Funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Separate Account will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.

FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.

APPENDIX B

FUNDS AVAILABLE WITH YOUR CONTRACT




For the INVESTORS CHOICE ANNUITY, the following Funds are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     Baillie Gifford International Stock Portfolio

     Jennison Growth Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Contrafund(R) Portfolio

     Equity-Income Portfolio

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio

--------------------------------------------------------------------------------

For the CAPITAL STRATEGIST ANNUITY, the following Funds are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Growth Portfolio

--------------------------------------------------------------------------------

For the IMPRINT ANNUITY, the following Funds are available:


BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     MFS(R) Research International Portfolio

     PIMCO Total Return Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     Jennison Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio

--------------------------------------------------------------------------------

For the STRIVE ANNUITY, the following Funds are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     PIMCO Total Return Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     Jennison Growth Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R2V, the following Funds are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     MetLife Stock Index Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R1C, the following Funds are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R1V, the following Funds are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio


                                       7